Stockholders' equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders' equity
Note 10 – Stockholders’ equity

Common Stock

In 2013 and 2012 the Company raised additional funds through private placements of common stock to a limited number of accredited investors. In connection with the 2013 private placements the Company sold an aggregate of 1,476,789 shares of common stock at a purchase price of $4.50 per share. In connection with this private placement the Company incurred commissions, legal fees and various other costs of $678,746 which were offset against the proceeds in additional paid in capital, resulting in net cash proceeds of $5,966,805. In connection with the 2012 private placements the Company sold an aggregate of 212,500 shares of common stock at a purchase price $3.20 per share, resulting in net cash proceeds after commissions and other offering costs of $680,000.

The holders of Common Stock have the right to vote their interest on a per share basis. At December 31, 2013 and 2012 there were 15,156,600 and 13,611,974 shares of Common Stock outstanding, respectively.

Preferred Stock

On February 13, 2013, the authorized preferred stock of 10 million shares, as of December 31, 2013 none of these shares were issued or outstanding.

Receivable from Shareholder

On June 3, 2010 the Company issued a promissory note to an investor in the amount of $345,000. The note was due in full on June 3, 2012 and bears interest at the Bank Prime Rate plus three percent. Accrued interest is paid on a quarterly basis. The note was secured by 287,500 shares of Tecogen Common Stock. The note was repaid with cash of $105,000 and return of 100,000 shares of common stock at a value of $2.40 per share, which were retired by the Company on December 7, 2012.

Stock-Based Compensation

In 2006, the Company adopted the 2006 Stock Option and Incentive Plan (the “Plan”), under which the board of directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of the Company. The Plan was amended at various dates by the board to increase the reserved shares of common stock issuable under the Plan from 1,000,000 to 1,838,750 as of December 31, 2013 (the “Amended Plan”).

Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Amended Plan. The options are not transferable except by will or domestic relations order. The option price per share under the Amended Plan cannot be less than the fair market value of the underlying shares on the date of the grant. The number of shares remaining available for future issuance under the Amended Plan as of December 31, 2013 and 2012 was 58,683 and 135,183, respectively.

In 2012, the company granted nonqualified options to purchase an aggregate of 17,500 shares of common stock at $3.20 per share to a director. These options have a vesting schedule of four years and expire in ten years. The fair value of the options issued in 2012 was $20,223. The weighted-average grant date fair value of stock options granted during 2012 was $1.16 per option.

In 2013, the company granted nonqualified options to purchase an aggregate of 37,500 and 39,000 shares of common stock at $3.20 and $4.50 per share, respectively to certain employees. These options have a vesting schedule of four years and expire in five and ten years, respectively. The fair value of the options issued in 2013 was $80,952. The weighted-average grant date fair value of stock options granted during 2013 was $0.75 and $1.35 per option. Stock option activity for the years ended December 31, 2013 and 2012 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2011	1,095,250	$0.12-$2.80	$1.92	5.53 years	$1,387,150
Granted	17,500	3.20	3.20
Exercised	—	—	—
Canceled and forfeited	(15,938)	1.20 - 2.60	1.28
Expired	(313)	2.60	2.60
Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Exercisable, December 31, 2012	662,563		$1.56		$1,096,225
Vested and expected to vest, December 31, 2012	1,096,500		$1.96		$1,356,400

Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Granted	76,500	3.20-4.50	3.86
Exercised	(25,000)	0.12	0.12
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2013	1,148,000	$1.20-$4.50	$2.13	5.80 years	$2,721,100
Exercisable, December 31, 2013	799,500		$1.79		$2,166,550
Vested and expected to vest, December 31, 2013	1,148,000		$2.13		$2,721,100

The Company does not expect any forfeitures and the table above represents all stock options expected to vest. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the average volatility of four comparable publicly traded companies. The average expected life was estimated using the simplified method to determine the expected life based on the vesting period and contractual terms, since it does not have the necessary historical exercise data to determine an expected life for stock options. The Company uses a single weighted-average expected life to value option awards and recognizes compensation on a straight-line basis over the requisite service period for each separately vesting portion of the awards. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant.

The weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2013 and 2012 are as follows:

	2013	2012
Stock option awards:
Expected life	5.63 years	6.25 years
Risk-free interest rate	1.34%	0.70%
Expected volatility	26.5%-36.1%	35.9%-36.0%

The Company has granted restricted stock awards to its employees and directors. The performance based awards have vesting schedules ranging from 100% 90 days after an initial public offering (IPO) up to 100% one year after an IPO.

Restricted stock activity for the years ended December 31, 2013 and 2012 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2011	483,317	$1.44
Granted	—	—
Vested	—	—
Forfeited	(84,247)	1.36
Unvested, December 31, 2012	399,070	$1.44

Granted	—	—
Vested	—	—
Forfeited	(37,500)	2.60
Unvested, December 31, 2013	361,570	$1.31

During the years ended December 31, 2013 and 2012, the Company recognized stock-based compensation of $59,678 and $136,184, respectively, related to the issuance of stock options and restricted stock. No tax benefit was recognized related to the stock-based compensation recorded during the years. At December 31, 2013 and 2012 there were 361,570 and 399,070 unvested shares of restricted stock outstanding, respectively. At December 31, 2013 and 2012 the total compensation cost related to unvested restricted stock awards and stock option awards not yet recognized is $124,845 and $183,230, respectively. This amount will be recognized over a weighted average period of 0.56 years.

Stock Based Compensation - Ilios

In 2009, Ilios adopted the 2009 Stock Incentive Plan (the “2009 Plan”) under which the board of directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of the company. The maximum number of shares allowable for issuance under the Plan is 2,000,000 shares of common stock.

Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Plan. The options are not transferable except by will or domestic relations order. The option price per share under the Plan cannot be less than the fair market value of the underlying shares on the date of the grant.

In 2012, Ilios granted nonqualified options to purchase 50,000 shares of common stock to a director at $0.50 per share. These options have a vesting schedule of four years and expire in ten years. The total fair value of the options issued in 2012 was $9,750. The weighted-average grant date fair value of stock options granted during 2012 was $0.20.

During the years ended December 31, 2013 and 2012 Ilios recognized stock-based compensation of $(41,311) and $59,361, related to the forfeiture and issuance of stock options and restricted stock, respectively. No tax benefit was recognized related to the stock-based compensation recorded during the year. At December 31, 2013 and 2012 there were 310,000 and 510,000 unvested shares of restricted stock outstanding. At December 31, 2013 and 2012 the total compensation cost related to unvested restricted stock awards and stock option awards not yet recognized is $9,004 and $67,493, respectively. This amount will be recognized over the weighted average period of 1.59 years.

Stock option activity relating to Ilios for the year ended December 31, 2013 and 2012 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2011	525,000	$0.10-$0.50	$0.27	8.23 years	$120,000
Granted	50,000	0.50	0.50
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Exercisable, December 31, 2012	—		$—		$—
Vested and expected to vest, December 31, 2012	575,000		$0.29		$120,000

Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2013	575,000	$0.10-$0.50	$0.29	6.44 years	$120,000
Exercisable, December 31, 2013	—		$0.50		$—
Vested and expected to vest, December 31, 2013	575,000		$0.29		$120,000

Ilios does not expect any forfeitures and the table above represents all stock options expected to vest. Ilios uses the Black-Scholes option pricing model to determine the fair value of stock options granted. Expected volatility was calculated based on the average volatility of comparable publicly traded companies, the expected life of the options was calculated using the simplified method, and the risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. The Company uses a single weighted-average expected life to value option awards and recognizes compensation on a straight-line basis over the requisite service period for each separately vesting portion of the awards.

For the Ilios awards, the weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012 are as follows:

2012
Stock option awards:
Expected life	6.25 years
Risk-free interest rate	2.03%
Expected volatility	36.1%

Ilios has granted restricted stock awards to its employees and directors. The awards have only service conditions and carry vesting schedules ranging from 100% 90 days after an IPO up to 100% one year after an IPO.

Restricted stock activity for the Ilios awards, for the years ended December 31, 2013 and 2012 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2011	560,000	$0.24
Granted	—	—
Vested	—	—
Forfeited	(50,000)	0.10
Unvested, December 31, 2012	510,000	$0.24

Granted	—	—
Vested	—	—
Forfeited	(200,000)	0.50
Unvested, December 31, 2013	310,000	$0.10